Revenue, Deferred Revenue and Remaining Performance Obligations - Narrative (Details)	Jun. 30, 2021
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing for recognition of remaining performance obligation	13 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing for recognition of remaining performance obligation	36 months